UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21311

PIMCO High Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	March 31, 2008

Date of reporting period:	September 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. REPORT TO SHAREHOLDERS

Contents

Letter to Shareholders	1

Fund Insights/Performance & Statistics	2

Schedule of Investments	3-10

Statement of Assets and Liabilities	11

Statement of Operations	12

Statement of Changes in Net Assets	13

Notes to Financial Statements	14-23

Financial Highlights	24

Matters Relating to the Trustees Consideration of the Investment Management & Portfolio Management Agreements/ Portfolio Management Update/ Investment Policy Change	25-27

PIMCO High Income Fund Letter to Shareholders

November 1, 2007

Dear Shareholder:

We are pleased to provide you with the semi-annual report for PIMCO High Income Fund (the “Fund”) for the six-months ended September 30, 2007.

During the six-month period, instability in subprime mortgages contributed to significant risk aversion among bond investors. As a result, higher-income U.S. bonds underperformed the broad bond market. The Merrill Lynch High Yield Master II Index returned 0.66% for the period, compared with the Lehman Brothers Aggregate Bond Index’s return of 2.31%.

For performance and specific information on the Fund please refer to the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources is available on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and Pacific Investment Management Company LLC, the Fund’s sub-adviser, we thank you for investing with us.

We remain dedicated to serving your financial needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

9.30.07 | PIMCO High Income Fund Semi-Annual Report 1

PIMCO High Income Fund Fund Insights/Performance & Statistics

September 30, 2007 (unaudited)

•                  For the fiscal six-month period ended September 30, 2007, the Fund returned (0.95)% on net asset value (“NAV”) and (4.01)% on market price.

•                  Security selection in the consumer cyclical sector hindered Fund performance, where auto loans underperformed auto manufacturers and the broader consumer cyclical sector.

•                  Minimal exposure to the lodging sector was negative for Fund performance, as the sector saw a strong rebound for most of 2007, following lows last year.

•                  Exposure to high yield bank loans, which came under considerable pressure in the latter half of the period and underperformed bonds, detracted from performance.

•                  The Fund used interest rates swaps to adjust duration and target specific areas of yield-curve exposure during the period. Credit default swaps were used either as a substitute for purchasing corporate bonds or as a means of hedging corporate bond exposure.

•                  A relatively strong emphasis on the healthcare sector, which outperformed the overall high yield market, was a significant contributor to Fund performance during the reporting period.

•                  As the fallout in the subprime mortgage sector and falling home prices weighed heavily on home construction and real estate bonds, avoiding both industry categories benefited Fund performance.

•                  A larger-than-market weighting in utility bonds added to returns, as the sector outperformed the high yield market, on the whole, in excess of 100 basis points.

•                  Tactically adding exposure to local currency and dollar-denominated emerging market sovereigns, which outperformed the high yield market, added to the Fund’s returns.

Total Return(1):	Market Price	Net Asset Value (“NAV”)
6 months	(4.01)%	(0.95)%
1 year	3.09%	8.69%
3 year	11.98%	9.15%
Commencement of Operations (4/30/03) to 9/30/07	10.89%	11.38%

Common Share Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (4/30/03) to 9/30/07	Market Price	$14.57
	NAV	$14.31
NAV	Premium to NAV	1.82%
Market Price	Market Price Yield(2)	10.04%

Moody’s Rating
(as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized fiscal year to date (six-months ended September 30, 2007) dividends to common shareholders by the market price per common share at September 30, 2007.

2 PIMCO High Income Fund Semi-Annual Report | 9.30.07

PIMCO High Income Fund Schedule of Investments

September 30, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES – 89.1%

Airlines – 1.1%
$8,760	American Airlines, Inc., pass thru certificates, 8.608%, 10/1/12	Baa3/BB+	$8,881,703
	Continental Airlines, Inc., pass thru certificates,
13,004	6.92%, 4/2/13, 97-5A 9 (a) (b) (f)	NR/NR	13,140,835
4,105	7.373%, 6/15/17, Ser. 01-1	Ba1/BB+	3,971,365
1,880	8.307%, 10/2/19, Ser. 00-2	Ba2/BB-	1,878,815
195	United Air Lines, Inc., pass thru certificates,
	6.602%, 3/1/15, Ser. 01-1	Ba2/BBB	195,109
			28,067,827
Automotive – 4.8%
19,525	ArvinMeritor, Inc., 8.75%, 3/1/12	B2/B+	20,013,125
	Ford Motor Co.,
23,250	7.45%, 7/16/31	Caa1/CCC+	18,367,500
3,000	9.215%, 9/15/21	Caa1/CCC+	2,610,000
	General Motors Corp.,
4,000	8.10%, 6/15/24	Caa1/B-	3,480,000
11,200	8.25%, 7/15/23	Caa1/B-	9,856,000
3,000	8.80%, 3/1/21	Caa1/B-	2,767,500
20,000	9.40%, 7/15/21	Caa1/B-	19,100,000
	Goodyear Tire & Rubber Co.,
8,596	9.00%, 7/1/15	Ba3/B	9,219,210
7,000	11.00%, 3/1/11	Ba3/B+	7,533,750
	Tenneco Automotive, Inc.,
14,000	8.625%, 11/15/14	B3/B	14,175,000
14,025	10.25%, 7/15/13, Ser. B	B1/BB-	15,111,937
			122,234,022
Building/Construction – 0.7%
11,000	Ahern Rentals, Inc., 9.25%, 8/15/13	B3/B+	10,642,500
2,775	Edcon Ltd., 7.98%, 6/15/14 (d)	NR/NR	3,680,078
€2,000	Grohe Holding GmbH, 8.625%, 10/1/14	B3/CCC+	2,645,198
			16,967,776
Chemicals – 2.3%
	ARCO Chemical Co.,
$3,808	9.80%, 2/1/20	B1/B+	3,788,960
2,000	10.25%, 11/1/10	B1/B+	2,150,000
21,925	Ineos Group Holdings PLC, 8.50%, 2/15/16 (d)	B3/B-	21,102,813
	Lyondell Chemical Co.,
4,150	8.00%, 9/15/14	B1/B+	4,585,750
3,825	8.25%, 9/15/16	B1/B+	4,331,812
15,300	Nalco Co., 8.875%, 11/15/13	B3/B-	16,141,500
6,500	Rockwood Specialties Group, Inc., 7.50%, 11/15/14	B3/B-	6,516,250
			58,617,085
Commercial Products – 1.1%
22,200	Hertz Corp., 8.875%, 1/1/14	B1/B	22,977,000
5,000	Reynolds American, Inc., 7.75%, 6/1/18	Ba1/BBB	5,349,535
			28,326,535
Computer Services – 1.5%
	SunGard Data Systems, Inc.,
20,556	9.125%, 8/15/13	Caa1/B-	21,481,020
17,000	10.25%, 8/15/15	Caa1/B-	17,850,000
			39,331,020

9.30.07 | PIMCO High Income Fund Semi-Annual Report 3

PIMCO High Income Fund Schedule of Investments

September 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Consumer Products – 0.7%
	Buhrmann U.S., Inc.,
$500	7.875%, 3/1/15	B2/B	$470,000
6,875	8.25%, 7/1/14	B2/B	6,531,250
12,400	NPC International, Inc., 9.50%, 5/1/14	Caa1/B-	11,346,000
			18,347,250
Containers & Packaging – 2.0%
7,500	Berry Plastics Holding Corp., 8.875%, 9/15/14	B3/B	7,706,250
	Jefferson Smurfit Corp.,
14,200	7.50%, 6/1/13	B3/CCC+	13,809,500
13,263	8.25%, 10/1/12	B3/CCC+	13,362,473
	Smurfit-Stone Container,
6,475	8.00%, 3/15/17	B3/CCC+	6,394,062
9,000	8.375%, 7/1/12	B3/CCC+	9,045,000
			50,317,285
Diversified Manufacturing – 0.5%
13,000	Sally Holdings LLC, 9.25%, 11/15/14	CCC+/CCC+	13,195,000
Electronics – 1.7%
	Sanmina-SCI Corp.,
14,750	8.125%, 3/1/16	B2/B-	12,832,500
4,000	8.444%, 6/15/10, FRN (d)	Ba3/B+	3,980,000
19,625	Sensata Technologies BV, 8.00%, 5/1/14	B3/B-	19,232,500
6,400	Solectron Global Finance Ltd., 8.00%, 3/15/16	Ba2/B	6,960,000
			43,005,000
Energy – 0.3%
7,000	Reliant Energy, Inc., 7.875%, 6/15/17	B3/B-	7,078,750
Financial Services – 13.1%
29,928	AES Ironwood LLC, 8.857%, 11/30/25	B1/B+	32,771,392
7,803	AES Red Oak LLC, 8.54%, 11/30/19, Ser. A	B1/B+	8,349,726
700	Ajax Re Ltd., 11.944%, 5/8/09, FRN (b) (d)	NR/BB	702,800
5,000	Buffalo Thunder Development Authority, 9.375%, 12/15/14 (d)	B2/B	4,725,000
7,700	Chukchansi Economic Development Authority,
	8.00%, 11/15/13 (d)	B2/BB-	7,815,500
9,977	Consolidated Communications Holdings, 9.75%, 4/1/12	B3/B	10,126,655
	Ford Motor Credit Co.,
8,100	7.80%, 6/1/12	B1/B	7,712,860
99,950	8.00%, 12/15/16	B1/B	93,651,251
10,000	8.11%, 1/13/12, FRN	B1/B	9,457,520
18,400	General Motors Acceptance Corp., 8.00%, 11/1/31	Ba1/BB+	18,099,381
15,800	Hexion U.S. Finance Corp., 9.75%, 11/15/14	B3/B	17,459,000
	JET Equipment Trust (d) (e) (f),
129	7.63%, 8/15/12, Ser. 95-B	NR/NR	66,358
263	10.00%, 6/15/12, Ser. 94-A	NR/NR	252,295
18,445	KRATON Polymers LLC, 8.125%, 1/15/14	B3/CCC+	17,983,875
	LVB Acquisition Merger Sub., Inc. (d),
7,825	10.00%, 10/15/17	NR/B-	7,864,125
10,375	10.375%, 10/15/17	NR/B-	10,076,719
14,050	11.625%, 10/15/17	NR/B-	13,698,750
£2,929	Royal Bank of Scotland PLC, 9.370%, 4/6/11, FRN (f)	NR/NR	5,809,813
$9,480	Targeted Return Index Securities Trust, 7.140%, 5/1/16 (d) (g)	B1/B+	9,305,672
19,203	Universal City Development Partners Ltd., 11.75%, 4/1/10	B1/B-	20,115,142
8,030	Universal City Florida Holding Co., 8.375%, 5/1/10	B3/B-	8,130,375

4 PIMCO High Income Fund Semi-Annual Report | 9.30.07

PIMCO High Income Fund Schedule of Investments

September 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
	UPC Holding BV,
€1,200	7.75%, 1/15/14	B3/CCC+	$1,680,981
€10,200	8.625%, 1/15/14	B3/CCC+	14,868,572
	Yankee Acquisition Corp., Ser. B,
$10,000	8.50%, 2/15/15	B3/CCC+	9,750,000
8,600	9.75%, 2/15/17	Caa1/CCC+	8,170,000
			338,643,762
Food – 2.1%
1	Dole Foods Co., Inc., 8.875%, 3/15/11	Caa1/B-	797
24,925	Ingles Markets, Inc., 8.875%, 12/1/11	B3/B	25,548,125
28,000	Pilgrim’s Pride Corp., 8.375%, 5/1/17	B2/B	28,700,000
			54,248,922
Food Services – 0.7%
16,850	ARAMARK Corp., 8.50%, 2/1/15	B3/B-	17,271,250
Healthcare & Hospitals – 7.6%
30,125	Community Health Systems, Inc., 8.875%, 7/15/15 (d)	B3/B-	31,104,063
	HCA, Inc.,
20,031	7.19%, 11/15/15	Caa1/B-	17,419,939
15,224	7.50%, 12/15/23	Caa1/B-	12,498,097
4,130	7.58%, 9/15/25	Caa1/B-	3,386,274
5,550	7.69%, 6/15/25	Caa1/B-	4,586,148
3,550	8.36%, 4/15/24	Caa1/B-	3,104,386
22,052	9.00%, 12/15/14	Caa1/B-	21,559,314
13,000	9.25%, 11/15/16 (d)	B2/BB-	13,845,000
23,450	9.625%, 11/15/16 (d)	B2/BB-	25,091,500
4,950	ReAble Therapeutics Finance LLC, 11.75%, 11/15/14	Caa1/CCC+	4,727,250
19,990	Rotech Healthcare, Inc., 9.50%, 4/1/12	Caa3/CCC	13,893,050
	Tenet Healthcare Corp.,
15,206	7.375%, 2/1/13	Caa1/CCC+	12,963,115
9,300	9.25%, 2/1/15	Caa1/CCC+	8,253,750
25,925	9.875%, 7/1/14	Caa1/CCC+	23,851,000
			196,282,886
Hotels/Gaming – 1.0%
5,000	Herbst Gaming, Inc., 8.125%, 6/1/12	B3/B-	4,506,250
19,279	Mandalay Resort Group, 9.375%, 2/15/10	B1/B+	20,291,147
			24,797,397
Machinery – 0.1%
2,600	Chart Industries, Inc., 9.125%, 10/15/15	B3/B-	2,704,000
Manufacturing – 0.1%
1,705	Bombardier, Inc., 8.00%, 11/15/14 (d)	Ba2/BB	1,794,512
Metals & Mining – 0.7%
	Freeport-McMoRan Copper & Gold, Inc.,
3,575	8.25%, 4/1/15	Ba3/BB	3,869,938
11,725	8.375%, 4/1/17	Ba3/BB	12,838,875
881	Novelis, Inc., 7.25%, 2/15/15	B3/B	854,570
			17,563,383
Miscellaneous – 2.9%
74,570	Dow Jones CDX U.S. High Yield,
	8.375%, 12/29/11, Ser. 7-T1 (d) (g) (i)	B3/NR	75,502,125

9.30.07 | PIMCO High Income Fund Semi-Annual Report 5

PIMCO High Income Fund Schedule of Investments

September 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Multi-Media – 5.5%
$3,000	Cablemas S.A. de C.V., 9.375%, 11/15/15 (d)	B1/BB-	$3,240,000
5,600	Cablevision Systems Corp., 8.00%, 4/15/12, Ser. B	B3/B+	5,460,000
681	CanWest MediaWorks, Inc., 8.00%, 9/15/12	CCC+/CCC+	670,785
7,700	CanWest MediaWorks L.P., 9.25%, 8/1/15 (d)	NR/CCC+	7,815,500
5,925	CCH I Holdings LLC, 9.92%, 4/1/14	Caa3/CCC	5,125,125
42,850	CCO Holdings LLC, 8.75%, 11/15/13	Caa1/CCC	43,278,500
10,000	Charter Communications Holdings I LLC, 11.00%, 10/1/15	Caa2/CCC	10,175,000
11,325	Charter Communications Operating LLC, 8.375%, 4/30/14 (d)	B2/B+	11,438,250
	CSC Holdings, Inc.,
4,650	6.75%, 4/15/12	B2/B+	4,498,875
6,300	7.625%, 7/15/18	B2/B+	6,048,000
4,485	7.875%, 2/15/18	B2/B+	4,372,875
2,000	8.125%, 7/15/09, Ser. B	B2/B+	2,040,000
€6,045	Lighthouse International Co. S.A., 8.00%, 4/30/14 (d)	B2/B	8,951,515
$7,000	Nielsen Finance LLC, 10.00%, 8/1/14	CCC+/CCC+	7,437,500
9,250	Rogers Cable, Inc., 8.75%, 5/1/32	Baa3/BBB-	10,935,017
307	Sinclair Broadcast Group, Inc., 8.00%, 3/15/12	Ba3/B	315,442
€3,735	Telenet Communications NV, 9.00%, 12/15/13 (d)	B3/B-	5,789,784
$4,750	Unity Media GmbH, 10.375%, 2/15/15 (d)	Caa2/CCC+	4,868,750
			142,460,918
Oil & Gas – 7.8%
	Dynegy Holdings, Inc.,
3,147	7.50%, 6/1/15 (d)	B2/B-	3,052,590
18,000	8.375%, 5/1/16	B2/B-	18,180,000
15,250	Dynergy-Roseton Danskammer, Inc.,
	pass thru certificates,
	7.67%, 11/8/16, Ser. B	Ba3/B	15,326,250
	El Paso Corp.,
29,150	7.80%, 8/1/31	Ba3/BB-	29,741,279
27,850	8.05%, 10/15/30	Ba3/BB-	28,763,591
3,000	Enbridge Energy Partners L.P., 8.05%, 10/1/37, VRN	Baa3/BB+	3,054,861
	Ferrellgas L.P.,
14,325	8.75%, 6/15/12	B2/B-	14,754,750
20,000	8.87%, 8/1/09 (a) (b) (f)	NR/NR	21,110,881
7,000	OPTI Canada, Inc., 8.25%, 12/15/14 (d)	B1/BB+	7,087,500
17,125	SemGroup L.P., 8.75%, 11/15/15 (d)	B1/NR	16,825,312
5,500	W&T Offshore, Inc., 8.25%, 6/15/14 (d)	B3/B-	5,321,250
34,726	Williams Cos., Inc., 7.875%, 9/1/21	Ba2/BB	37,938,155
			201,156,419
Paper/Paper Products – 3.9%
	Abitibi-Consolidated, Inc.,
6,500	8.375%, 4/1/15	B3/B	4,761,250
13,025	8.55%, 8/1/10	B3/B	10,810,750
8,750	Bowater Canada Finance, 7.95%, 11/15/11	B3/B	7,240,625
2,200	Bowater, Inc., 9.375%, 12/15/21	B3/B	1,666,500
8,750	Cascades, Inc., 7.25%, 2/15/13	Ba3/BB-	8,618,750
	Georgia-Pacific Corp.,
27,775	8.00%, 1/15/24	B2/B	27,219,500
16,585	8.875%, 5/15/31	B2/B	16,709,388
	Verso Paper Holdings LLC, Ser. B,
11,800	9.125%, 8/1/14	B2/B+	12,213,000
10,000	11.375%, 8/1/16	B3/CCC+	10,575,000
			99,814,763

6 PIMCO High Income Fund Semi-Annual Report | 9.30.07

PIMCO High Income Fund Schedule of Investments

September 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Printing/Publishing – 3.0%
$17,631	Dex Media West LLC, 9.875%, 8/15/13, Ser. B	B1/B	$18,843,131
1,000	Hollinger, Inc., 11.875%, 3/1/11 (d) (e) (f)	B3/NR	957,957
12,500	Idearc, Inc., 8.00%, 11/15/16	B2/B+	12,531,250
34,600	RH Donnelley Corp., 8.875%, 1/15/16, Ser. A-3	B3/B	35,421,750
2,246	RH Donnelley, Inc., 10.875%, 12/15/12	B2/B	2,397,605
6,100	TL Acquisitions, Inc., 10.50%, 1/15/15 (d)	Caa1/CCC+	6,054,250
			76,205,943
Real Estate – 0.3%
7,390	Delhaize America, Inc., 9.00%, 4/15/31	Baa3/BB+	8,840,487
Retail – 1.1%
29,975	Bon-Ton Stores, Inc., 10.25%, 3/15/14	B3/B-	28,176,500
Semi-Conductors – 1.6%
	Freescale Semiconductor, Inc.,
33,675	8.875%, 12/15/14	B1/B	32,664,750
2,300	9.125%, 12/15/14	B1/B	2,139,000
6,950	10.125%, 12/15/16	B2/B	6,498,250
			41,302,000
Telecommunications – 17.3%
2,317	American Cellular Corp., 10.00%, 8/1/11, Ser. B	B3/CCC	2,432,850
14,555	Centennial Communications Corp., 8.125%, 2/1/14	B2/CCC+	14,882,487
31,800	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	31,879,500
15,500	Citizens Communications Co., 9.00%, 8/15/31	Ba2/BB+	15,810,000
16,550	Cricket Communications, Inc., 9.375%, 11/1/14	Caa1/CCC	16,881,000
	Digicel Group Ltd. (d),
24,800	8.875%, 1/15/15	Caa2/CC	23,374,000
8,718	9.125%, 1/15/15	Caa2/CC	8,129,518
	Hawaiian Telcom Communications, Inc., Ser. B,
12,225	9.75%, 5/1/13	Caa1/CCC	12,561,188
1,250	10.86%, 5/1/13, FRN	Caa1/CCC	1,271,875
	Intelsat Bermuda Ltd.,
20,000	9.25%, 6/15/16	B2/B	20,850,000
13,000	11.25%, 6/15/16	Caa1/B	13,991,250
18,250	Intelsat Subsidiary Holding Co., Ltd., 8.625%, 1/15/15	B2/B	18,706,250
25,500	MetroPCS Wireless, Inc., 9.25%, 11/1/14 (d)	Caa1/CCC	26,137,500
	Nordic Telephone Co. Holdings ApS,
€2,300	8.25%, 5/1/16 (d)	B2/B	3,442,668
€5,000	8.25%, 5/1/16	B2/B	7,484,061
$8,600	8.875%, 5/1/16 (d)	B2/B	9,116,000
	Nortel Networks Ltd. (d),
15,500	10.125%, 7/15/13	B3/B-	16,023,125
18,875	10.75%, 7/15/16	B3/B-	19,818,750
14,625	PanAmSat Corp., 6.875%, 1/15/28	Ba2/BB	12,796,875
37,000	Qwest Capital Funding, Inc., 7.90%, 8/15/10	B1/B+	38,017,500
	Qwest Communications International, Inc.,
13,525	7.50%, 2/15/14	Ba3/B+	13,761,688
15,325	7.50%, 2/15/14, Ser. B	Ba3/B+	15,593,188
10,450	Qwest Corp., 8.875%, 3/15/12	Ba1/BBB-	11,455,812
18,020	Rural Cellular Corp., 9.875%, 2/1/10	B3/CCC	18,921,000
12,400	Superior Essex Communications LLC, 9.00%, 4/15/12	B3/B+	12,307,000
4,500	TelCordia Technologies, Inc., 9.11%, 7/15/12, FRN (d)	B2/B	4,218,750
24,975	Time Warner Telecom Holdings, Inc., 9.25%, 2/15/14	B3/CCC+	26,036,438

9.30.07 | PIMCO High Income Fund Semi-Annual Report 7

PIMCO High Income Fund Schedule of Investments

September 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Telecommunications (continued)
	West Corp.,
$1,250	9.50%, 10/15/14 (d)	Caa1/B-	$1,296,875
6,500	11.00%, 10/15/16	Caa1/B-	6,857,500
13,000	Wind Acquisition Finance S.A., 10.75%, 12/1/15 (d)	B2/B-	14,462,500
5,000	Windstream Corp., 8.625%, 8/1/16	Ba3/BB-	5,356,250
			443,873,398
Transportation – 0.1%
2,400	Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.,
	9.375%, 5/1/12	B2/B-	2,526,000
Utilities – 3.5%
15,175	AES Corp., 8.75%, 5/15/13 (d)	Ba3/BB-	15,952,719
2,000	Empresa Energetica de Sergipe and Sociedade Anonima de
	Eletrificaao da Paraiba, 10.50%, 7/19/13 (d)	NR/B+	2,264,641
19,450	Legrand Holding S.A., 8.50%, 2/15/25	Baa3/BBB	22,853,750
19,534	Midwest Generation LLC, pass thru certificates,
	8.56%, 1/2/16, Ser. B	Ba2/BB+	20,901,729
21,500	PSE&G Energy Holdings LLC, 8.50%, 6/15/11	Ba3/BB-	22,736,852
6,554	South Point Energy Center LLC, 8.40%, 5/30/12 (b) (d) (e) (g)	NR/D	6,488,036
			91,197,727
Total Corporate Bonds & Notes (cost-$2,273,102,494)			2,289,849,942

SENIOR LOANS (a) (c) – 2.9%

Chemicals – 0.1%
	INEOS Group Ltd., Term A,
1,561	7.580%, 10/7/12		1,521,264
93	7.591%, 10/7/12		92,257
			1,613,521
Commercial Products – 0.3%
7,000	Berry Plastics, 12.72%, 6/15/14 (b)		6,842,500
Entertainment – 0.6%
	Tribune Co.,
3,033	7.86%, 5/30/09, Term X		2,980,250
13,550	8.244%, 5/30/14, Term B		12,366,259
			15,346,509
Financial Services – 0.5%
13,600	Chrysler Financial Corp., 9.36%, 8/3/12		13,601,550
Healthcare & Hospitals – 0.2%
	HealthSouth Corp.,
43	7.63%, 2/2/13		42,021
5,309	7.85%, 2/2/13		5,173,614
			5,215,635
Recreation – 0.4%
	Amadeus Global Travel (b),
€835	6.752%, 4/8/12, Term A		1,125,235
$1,250	7.636%, 4/8/13, Term B2		1,200,651
1,250	7.886%, 4/8/14, Term C2		1,205,860
7,000	Travelport, 7.35%, 8/23/13, Term DD		6,827,919
			10,359,665

8 PIMCO High Income Fund Semi-Annual Report | 9.30.07

PIMCO High Income Fund Schedule of Investments

September 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Telecommunications – 0.4%
	Integra Telecom, Inc., Term T,
$1,210	9.379%, 8/31/13		$1,234,286
2,790	9.379%, 8/31/13 (b)		2,817,815
	Nordic Telephone Co. Holdings ApS,
€1,434	6.33%, 11/30/13, Term B		2,002,489
€1,485	6.58%, 11/30/14, Term C		2,085,165
$2,000	NTL Investment, 7.36%, 1/6/13, Term B		1,939,220
			10,078,975
Utilities – 0.2%
6,000	Sandridge Energy, Inc., 8.625%, 4/1/15, Term CD (b)		5,940,000
Wholesale – 0.2%
	Roundy’s, Inc., Term B,
4,913	8.46%, 11/1/11		4,869,887
12	8.56%, 10/27/11 (b)		12,267
			4,882,154
Total Senior Loans (cost-$74,093,180)			73,880,509

MUNICIPAL BONDS & NOTES – 0.6%

California – 0.6%
	Los Angeles Community Redev. Agcy. Rev., Ser. H,
725	9.00%, 9/1/12	NR/NR	744,162
1,160	9.75%, 9/1/17	NR/NR	1,220,506
1,375	9.75%, 9/1/22	NR/NR	1,445,606
2,170	9.75%, 9/1/27	NR/NR	2,277,003
3,480	9.75%, 9/1/32	NR/NR	3,645,927
	San Diego Redev. Agcy., Tax Allocation,
1,785	6.59%, 11/1/13	Baa3/NR	1,796,388
1,435	7.49%, 11/1/18	Baa3/NR	1,492,902
1,885	7.74%, 11/1/21	Baa3/NR	1,962,379
Total Municipal Bonds & Notes (cost-$14,345,558)			14,584,873

ASSET-BACKED SECURITIES – 0.0%
688	Reliant Energy Mid-Atlantic Power Holdings LLC,
	9.237%, 7/2/17, Ser. B (cost-$724,964)	Ba2/B+	739,620

PREFERRED STOCK – 1.0%

Shares

Financial Services – 1.0%
24,700	Fresenius Medical Care Capital Trust II, 7.875%, UNIT	B1/B+	24,823,500
Telecommunications – 0.0%
155,565	Superior Essex Holding Corp., 9.50%, 1/1/01, Ser. A	NR/NR	124,452
Total Preferred Stock (cost-$26,157,273)			24,947,952

9.30.07 | PIMCO High Income Fund Semi-Annual Report 9

PIMCO High Income Fund Schedule of Investments

September 30, 2007 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
SHORT-TERM INVESTMENTS – 6.4%

U.S. Government Agency Securities – 3.1%
$80,000		Federal Home Loan Bank, 4.00%, 10/1/07 (cost-$80,000,000)	Aaa/AAA	$80,000,000
U.S. Treasury Bills (h) – 2.4%
63,250		3.775%-4.62%, 11/29/07-12/13/07 (cost-$62,786,355)		62,666,515
Corporate Notes – 0.4%
Chemicals – 0.4%
9,127		Equistar Chemicals L.P., 10.125%, 9/1/08 (cost-$9,384,749)	B1/BB-	9,469,263
Repurchase Agreement – 0.5%
13,924		State Street Bank & Trust Co., dated 9/28/07, 4.40%, 10/1/07, proceeds $13,929,105; collateralized by Farmer Mac Discount note, 4.451%, due 12/28/07, valued at $14,203,394 including accrued interest (cost-$13,924,000)		13,924,000
Total Short-Term Investments (cost-$166,095,104)				166,059,778
Total Investments
(cost-$2,554,518,573) – 100.0%				$2,570,062,674

Notes to Schedule of Investments:
(a)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $108,132,225, representing 4.21% of total investments.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)

144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Security in default.
(f)	Fair-valued security. Securities with an aggregate value of $41,338,139, representing 1.61% of total investments, have been fair-valued.
(g)	Credit-linked trust certificate.
(h)	All or partial amount segregated as collateral for futures contracts and/or swaps.
(i)	All or partial amount segregated as collateral for reverse repurchase agreements.
Glossary:
	£-	British Pound Sterling
	€-	Euro
FRN	-	Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2007.
LIBOR	-	London Inter-Bank Offered Rate
NR	-	Not Rated
UNIT	-	More than one class of securities traded together.
VRN	-	Variable Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2007.

10 PIMCO High Income Fund Semi-Annual Report | 9.30.07 | See accompanying Notes to Financial Statements

PIMCO High Income Fund Statement of Assets and Liabilities

September 30, 2007 (unaudited)

Assets:
Investments, at value (cost-$2,554,518,573)	$2,570,062,674
Cash (including foreign currency of $2,664,514 with a cost of $2,583,697)	2,665,437
Premium for swaps purchased	150,833,281
Interest receivable	54,566,071
Unrealized appreciation on swaps	31,610,793
Receivable for investments sold	26,302,707
Unrealized appreciation of forward foreign currency contracts	1,184,504
Receivable for terminated swaps	267,169
Unrealized appreciation on unfunded loan commitments	123,885
Prepaid expenses	61,973
Total Assets	2,837,678,494

Liabilities:
Unrealized depreciation on swaps	156,115,070
Payable for reverse repurchase agreements	39,690,000
Payable for investments purchased	31,382,651
Premium for swaps sold	29,267,697
Dividends payable to common and preferred shareholders	14,881,356
Unrealized depreciation of forward foreign currency contracts	2,686,434
Investment management fees payable	1,448,140
Payable for terminated swaps	925,675
Interest payable on reverse repurchase agreements	59,425
Accrued expenses	557,958
Total Liabilities	277,014,406
Preferred Shares ($25,000 net asset and liquidation value per share applicable to an aggregate of 36,000 shares issued and outstanding)	900,000,000
Net Assets Applicable to Common Shareholders	$1,660,664,088

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share, applicable to 116,037,687 shares issued and outstanding)	$1,160
Paid-in-capital in excess of par	1,651,947,048
Dividends in excess of net investment income	(15,585,682)
Accumulated net realized gain	134,511,672
Net unrealized depreciation of investments, swaps, unfunded loan commitments and foreign currency transactions	(110,210,110)
Net Assets Applicable to Common Shareholders	$1,660,664,088
Net Asset Value Per Common Share	$14.31

See accompanying Notes to Financial Statements | 9.30.07 | PIMCO High Income Fund Semi-Annual Report 11

PIMCO High Income Fund Statement of Operations

For the six months ended September 30, 2007 (unaudited)

Investment Income:
Interest	$110,026,678
Facility and other fee income	4,073,698
Dividends	979,952
Total Investment Income	115,080,328

Expenses:
Investment management fees	9,064,207
Interest expense on reverse repurchase agreements	2,624,921
Auction agent fees and commissions	1,135,406
Custodian and accounting agent fees	352,114
Shareholder communications	142,374
Trustees’ fees and expenses	96,736
Audit and tax services	54,900
New York Stock Exchange listing fees	53,969
Legal fees	37,881
Insurance expense	22,067
Transfer agent fees	20,130
Miscellaneous	25,614
Total expenses	13,630,319
Less: custody credits earned on cash balances	(89,875)
Net expenses	13,540,444

Net Investment Income	101,539,884

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	11,863,018
Futures contracts	(2,656,292)
Swaps	132,695,409
Foreign currency transactions	(1,267,105)
Net change in unrealized appreciation/depreciation of: Investments	(98,531,483)
Futures contracts	1,150,844
Swaps	(137,070,705)
Unfunded loan commitments	123,885
Foreign currency transactions	(1,216,694)
Net realized and change in unrealized loss on investments, futures contracts, swaps, unfunded loan commitments and foreign currency transactions	(94,909,123)
Net Increase in Net Assets Resulting from Investment Operations	6,630,761

Dividends and Distributions on Preferred Shares from Net investment income	(24,100,634)
Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$(17,469,873)

12 PIMCO High Income Fund Semi-Annual Report | 9.30.07 | See accompanying Notes to Financial Statements

PIMCO High Income Fund Statement of Changes in Net Assets
   Applicable to Common Shareholders

	Six Months ended September 30, 2007 (unaudited)	Year ended March 31, 2007
Investment Operations:
Net investment income	$ 101,539,884	$193,219,352
Net realized gain on investments, futures contracts, swaps and foreign currency transactions	140,635,030	17,630,470
Net change in unrealized appreciation/depreciation of investments, futures contracts, swaps, unfunded loan commitments and foreign currency transactions	(235,544,153)	59,953,003
Net increase in net assets resulting from investment operations	6,630,761	270,802,825
Dividends and Distributions on Preferred Shares from:
Net investment income	(24,100,634)	(41,072,292)
Net realized gains	–	(3,925,740)
Total dividends and distributions to preferred shareholders	(24,100,634)	(44,998,032)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(17,469,873)	225,804,793
Dividends and Distributions to Common Shareholders from:
Net investment income	(84,712,687)	(168,270,342)
Net realized gains	–	(37,751,236)
Total dividends and distributions to common shareholders	(84,712,687)	(206,021,578)
Capital Share Transactions:
Reinvestment of dividends and distributions	6,573,846	16,386,960
Total increase (decrease) in net assets applicable to common shareholders	(95,608,714)	36,170,175

Net Assets Applicable to Common Shareholders:
Beginning of period	1,756,272,802	1,720,102,627
End of period (including dividends in excess of net investment income of $(15,585,682) and $(8,312,245), respectively)	$1,660,664,088	$1,756,272,802

Common Shares Issued in Reinvestment of Dividends and Distributions:	448,120	1,094,235

See accompanying Notes to Financial Statements | 9.30.07 | PIMCO High Income Fund Semi-Annual Report 13

PIMCO High Income Fund Notes to Financial Statements

September 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO High Income Fund (the “Fund”), was organized as a Massachusetts business trust on February 18, 2003. Prior to commencing operations on April 30, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations there under, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Fund’s Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund’s primary investment objective is to seek high current income. Capital appreciation is a secondary objective. The Fund attempts to achieve these objectives by investing in a diversified portfolio of U.S. dollar-denominated debt obligations and other income-producing securities that are primarily rated below investment grade.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Fund management has determined that its evaluation of the Interpretation has resulted in no impact to the Fund’s financial statements at September 30, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the Standard against its current valuation policies to determine future applicability.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair value pursuant to procedures approved by the Fund’s Board of Trustees, which include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options,

14 PIMCO High Income Fund Semi-Annual Report | 9.30.07

PIMCO High Income Fund Notes to Financial Statements

September 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Facility fees and other fees (such as origination fees) received by the Fund are amortized as income over the expected term of the senior loan. Commitment fees received by the Fund relating to unfunded purchase commitments are deferred and amortized to facility fee income over the period of the commitment.

(c) Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions — Common Stock

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Foreign Currency Translation

The Fund’s accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(f) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized

9.30.07 | PIMCO High Income Fund Semi-Annual Report 15

PIMCO High Income Fund Notes to Financial Statements

September 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(g) Option Transactions

The Fund may purchase and write (sell) put and call options, for hedging purposes, risk management purposes or as a part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value.

(h) Interest Rate/Credit Default Swaps

The Fund enters into interest rate and credit default swap contracts (“swaps”) for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund would be required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Fund are included as part of realized gain (loss) and or change in unrealized appreciation/depreciation on the Statement of Operations.

Swaps are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund’s Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/ delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform

16 PIMCO High Income Fund Semi-Annual Report | 9.30.07

PIMCO High Income Fund Notes to Financial Statements

September 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(i) Senior Loans

The Fund purchases assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(j) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(l) Repurchase Agreements

The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(m) Reverse Repurchase Agreements

The Fund enters into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

9.30.07 | PIMCO High Income Fund Semi-Annual Report 17

PIMCO High Income Fund Notes to Financial Statements

September 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(n) When-Issued/Delayed-Delivery Transactions

The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Fund does not participate in future gains and losses with respect to the security.

(o) Custody Credits on Cash Balances

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. Investment Manager/Sub-Adviser

The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.70% of the Fund’s average daily net assets, including assets attributable to any preferred shares that may be outstanding.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the “Sub-Adviser”), to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Fund’s investment decisions. The Investment Manager and not the Fund pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

3. Investment in Securities

For the six months ended September 30, 2007, purchases and sales of investments, other than short-term securities and U.S. government obligations, were $428,585,685 and $295,722,084, respectively.

(a) Credit default swaps contracts outstanding at September 30, 2007:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Bank of America
AES	$ 1,000	12/20/07	1.50%	$ 3,205
Dow Jones CDX	900	6/20/12	2.75%	69,461
Williams Cos.	2,000	12/20/07	1.25%	5,791

Barclays Bank
Federal Republic of Brazil	15,000	2/20/12	0.90%	175,131

Bear Stearns
CSC Holdings	3,000	12/20/07	2.15%	12,442
Dow Jones CDX	12,325	12/20/12	3.75%	22,339
Forest Oil	1,000	9/20/12	2.42%	29,501
Georgia-Pacific	1,500	12/20/07	0.82%	2,764
MGM	3,500	9/20/09	1.92%	74,719

18 PIMCO High Income Fund Semi-Annual Report | 9.30.07

PIMCO High Income Fund Notes to Financial Statements

September 30, 2007 (unaudited)

3. Investment in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Citibank
Dow Jones CDX	$ 2,000	6/20/12	2.09%	$ 28,695
Dow Jones CDX	8,000	6/20/12	2.11%	120,533
Georgia-Pacific	4,500	9/20/12	2.22%	(129,059)
GMAC	10,000	3/20/12	1.12%	(716,253)
GMAC	10,000	3/20/12	1.88%	(464,426)
GMAC	10,000	6/20/12	2.00%	(445,300)
SunGard Data Systems	1,950	9/20/12	2.92%	(21,873)

Credit Suisse First Boston
Forest Oil	5,000	9/20/12	3.06%	290,615
Forest Oil	4,000	9/20/12	1.93%	23,165
Sanmina	2,800	9/20/12	4.22%	(103,533)
Solectron	3,000	3/20/12	2.85%	258,933
Solectron	2,000	6/20/12	3.70%	248,660

Deutsche Bank
Dow Jones CDX	1,000	6/20/12	3.30%	65,615
Dow Jones CDX	64,000	12/20/11	3.25%	613,350

Goldman Sachs
ARAMARK	2,500	6/20/12	2.30%	(102,447)
Dow Jones CDX	14,800	6/20/12	0.99%	(475,047)
GMAC	15,000	3/20/12	1.05%	(1,109,172)
HCA	1,000	12/20/07	0.75%	818
Starwood Hotels & Resorts Worldwide	1,000	12/20/07	1.10%	2,231

JPMorgan Chase
Electronic Data Systems	1,000	12/20/07	1.30%	3,163
Gazprom Capital	10,000	2/20/12	0.77%	(74,430)
GMAC	3,000	3/20/12	2.11%	(116,464)
Smurfit-Stone Container	4,700	12/20/09	2.30%	41,710

Lehman Brothers
ARAMARK	5,000	9/20/08	2.25%	88,461
ArvinMeritor	3,000	12/20/09	2.35%	17,770
Celestica	6,400	9/20/12	4.25%	(39,750)
CSC Holdings	2,000	9/20/12	2.52%	(73,997)
Dow Jones CDX	6,750	6/20/12	1.20%	(226,979)
Dynegy	5,000	9/20/08	2.00%	53,972
Freescale	5,000	9/20/08	3.25%	85,326
Harrahs	5,000	9/20/08	3.75%	111,096
HCA	2,000	9/20/12	3.04%	(35,114)
L-3 Communications	5,000	9/20/08	1.00%	30,004
NRG Energy	5,000	9/20/11	2.25%	(47,996)
Sanmina	5,000	9/20/08	3.25%	35,433

Merrill Lynch
Dow Jones CDX	6,000	12/20/11	3.25%	110,135
Dow Jones CDX	13,500	6/20/12	2.37%	353,585
GMAC	2,700	9/20/08	6.40%	102,396

9.30.07 | PIMCO High Income Fund Semi-Annual Report 19

PIMCO High Income Fund Notes to Financial Statements

September 30, 2007 (unaudited)

3. Investment in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Morgan Stanley
ARAMARK	$ 3,350	9/20/12	2.68%	$ (113,861)
Gazprom Capital	13,000	4/20/11	1.05%	116,768
Georgia-Pacific	5,000	12/20/09	1.15%	(45,374)
Russian Federation	1,400	6/20/08	0.25%	(1,542)

Royal Bank of Scotland
Republic of Indonesia	10,000	3/20/12	1.10%	(58,559)
				$(1,203,389)

(b) Interest rate swap agreements outstanding at September 30, 2007:

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Barclays Bank		$700,800	6/21/25	5.70%	3-Month USD-LIBOR	$ (34,610,970)
Barclays Bank		1,840,000	6/21/26	6.00%	3-Month USD-LIBOR	(97,124,400)
Barclays Bank		1,800,000	6/21/26	3-Month	6.00%	(5,559,868)
				USD- LIBOR
Barclays Bank	BRL	141,000	1/2/12	BRL- CDI-Compounded	10.68%	(1,325,893)
Citibank	MXN	133,000	5/14/09	28-Day Mexico Interbank TIIE Banxico	7.91%	(10,347)
Citibank		$240,000	7/20/16	3-Month USD-LIBOR	5.10%	(2,891,845)
Deutsche Bank		101,500	12/19/08	3-Month USD-LIBOR	5.00%	217,069
Deutsche Bank		105,700	12/19/08	3-Month USD-LIBOR	5.00%	297,989
Deutsche Bank		175,800	12/19/09	3-Month USD-LIBOR	5.00%	97,792
Deutsche Bank		£400	9/15/10	6 month LIBOR	5.00%	(12,619)
Goldman Sachs		$39,400	12/19/08	3-Month USD-LIBOR	5.00%	90,687
Goldman Sachs	BRL	18,000	1/2/12	BRL-CDI-Compounded	10.15%	(213,527)
Lehman Brothers		$660,000	4/21/17	4.648%	3-Month USD-LIBOR	(60,813)
Lehman Brothers		400,000	7/20/17	4.93%	3-Month USD-LIBOR	(5,365,679)
Lehman Brothers		660,000	4/21/17	3-Month USD-LIBOR	5.815%	177,178
Lehman Brothers		400,000	7/20/17	3-Month USD-LIBOR	6.245%	3,402,704
Lehman Brothers		33,100	12/19/17	5.00%	3-Month USD-LIBOR	(1,424,694)
Morgan Stanley	MXN	162,000	5/14/09	28-Day Mexico Interbank TIIE Banxico	7.91%	(12,353)
Morgan Stanley		$67,000	12/19/09	3-Month USD-LIBOR	5.00%	(96,071)
Morgan Stanley	BRL	174,100	1/2/12	BRL-CDI-Compounded	10.115%	(3,004,815)
Royal Bank of Scotland		$95,000	12/19/09	3-Month USD-LIBOR	5.00%	93,442
UBS		8,700	12/19/08	3-Month USD-LIBOR	5.00%	22,287
UBS		680,000	6/21/25	3-Month USD-LIBOR	5.70%	24,013,858
						$(123,300,888)

BRL—Brazilian Real

CDI—Inter-bank Deposit Certificate

£—British Pound Sterling

LIBOR—London Inter-bank Offered Rate

MXN—Mexican Peso

TIIE—Inter-bank Equilibrium Interest Rate

20 PIMCO High Income Fund Semi-Annual Report | 9.30.07

PIMCO High Income Fund Notes to Financial Statements

September 30, 2007 (unaudited)

3. Investment in Securities (continued)

The Fund received $21,750,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(c) Forward foreign currency contracts outstanding at September 30, 2007:

	U.S. $Value Origination Date	U.S. $Value September 30, 2007	Unrealized Appreciation (Depreciation)
Purchased:
104,557,900 Brazilian Real settling 11/5/07	$55,900,000	$56,584,284	$ 684,284
1,004,212,915 Indian Rupee settling 5/12/08	25,000,000	25,052,970	52,970
22,875,000,000 Korean Won settling 8/4/08	25,000,000	25,159,802	159,802
279,687,500 Mexican Peso settling 7/10/08	25,000,000	25,018,620	18,620
633,250,000 New Russian Ruble settling 7/10/08	25,000,000	25,218,431	218,431

Sold:
70,000,000 Brazilian Real settling 11/5/07	37,858,302	37,882,359	(24,057)
36,333,000 Euro settling 10/4/07	49,358,562	51,679,088	(2,320,526)
3,544,000 British Pound settling 11/1/07	7,123,440	7,214,990	(91,550)
1,004,212,915 Indian Rupee settling 5/12/08	25,030,232	25,052,970	(22,738)
11,722,000 Japanese Yen settling 10/25/07	97,187	102,259	(5,072)
22,875,000,000 Korean Won settling 8/4/08	25,061,627	25,159,802	(98,175)
279,687,500 Mexican Peso settling 7/10/08	25,069,017	25,018,620	50,397
633,250,000 New Russian Ruble settling 7/10/08	25,094,115	25,218,431	(124,316)
			$(1,501,930)

(d) Open reverse repurchase agreements at September 30, 2007:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Lehman Securities	4.90%	9/20/07	9/21/09	$39,749,425	$39,690,000

Collateral for open reverse repurchase agreements at September 30, 2007 as reflected in the schedule of investments:

Counterparty	Description	Rate	Maturity Date	Par	Value
Lehman Securities	Dow Jones CDX U.S. High Yield	8.375%	12/29/11	$42,000,000	$42,525,000

The weighted average daily balance of reverse repurchase agreements outstanding for the six months ended September 30, 2007 was $102,349,471 at a weighted average interest rate of 5.05%.

(e) At September 30, 2007, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Amount
Harrah’s Entertainment, Inc.	$15,000,000
SLM Corp.	13,156,627
Telesat Canada, Inc.	5,996,258
$34,152,885

9.30.07 | PIMCO High Income Fund Semi-Annual Report 21

PIMCO High Income Fund Notes to Financial Statements

September 30, 2007 (unaudited)

4. Income Tax Information

Net investment income and net realized gains differ for financial statement and federal income tax purposes primarily due to the treatment of amounts received under swap agreements. For the six months ended September 30, 2007, the Fund received $7,263,686 from swap agreements, which are treated as net realized gain (loss) for financial statement purposes and as net income (loss) for federal income tax purposes.

The cost basis of portfolio securities of $2,554,518,573 is substantially the same for both federal income tax and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $65,262,148; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $49,718,047; net unrealized appreciation for federal income tax purposes is $15,544,101.

5. Auction Preferred Shares

The Fund has issued 7,200 shares of Preferred Shares Series M, 7,200 shares of Preferred Shares Series T, 7,200 shares of Preferred Shares Series W, 7,200 shares of Preferred Shares Series TH and 7,200 shares of Preferred Shares Series F each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends and distributions of net realized long-term capital gains, if any, are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures.

For the six months ended September 30, 2007, the annualized dividend rate ranged from:

	High	Low	At September 30, 2007
Series M	6.30%	5.00%	5.95%

Series T	6.30%	5.00%	5.99%

Series W	6.40%	5.00%	5.90%

Series TH	6.30%	4.95%	5.99%

Series F	6.30%	5.00%	6.10%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote together with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

6. Subsequent Common Dividend Declarations

On October 1, 2007, a dividend of $0.121875 per share was declared to common shareholders payable November 1, 2007 to shareholders of record on October 11, 2007.

On November 1, 2007, a dividend of $0.121875 per share was declared to common shareholders payable December 3, 2007 to shareholders of record on November 12, 2007.

7. Legal Proceedings

In June and September 2004, the Investment Manager, certain of its affiliates (Allianz Global Investors Distributors LLC, PEA Capital LLC and Allianz Global), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. Subsequent to these events PEA Capital LLC deregistered and dissolved. None of the settlements allege that any inappropriate activity took place with respect to the Fund.

22 PIMCO High Income Fund Semi-Annual Report | 9.30.07

PIMCO High Income Fund Notes to Financial Statements

September 30, 2007 (unaudited)

7. Legal Proceedings (continued)

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf-space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or their affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

9.30.07 | PIMCO High Income Fund Semi-Annual Report 23

PIMCO High Income Fund Financial Highlights

For a share of common stock outstanding throughout each period:

	Six Months ended September 30, 2007		Year ended March 31,				For the period April 30, 2003* through
	(unaudited)		2007	2006		2005	March 31, 2004

Net asset value, beginning of period	$15.19		$15.02	$15.02		$15.45	$14.33	**
Investment Operations:
Net investment income	0.88		1.68	1.66		1.65	1.28
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	(0.82)		0.67	0.13		0.03	1.23
Total from investment operations	0.06		2.35	1.79		1.68	2.51
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.21)		(0.36)	(0.29)		(0.14)	(0.07)
Net realized gains	–		(0.03)	(0.00	)(a)	(0.01)	–
Total dividends and distributions on preferred shares	(0.21)		(0.39)	(0.29)		(0.15)	(0.07)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(0.15)		1.96	1.50		1.53	2.44
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.73)		(1.46)	(1.46)		(1.51)	(1.22)
Net realized gains	–		(0.33)	(0.04)		(0.45)	–
Total dividends and distributions to common shareholders	(0.73)		(1.79)	(1.50)		(1.96)	(1.22)
Capital Share Transactions:
Common stock offering costs charged to paid in capital in excess of par	–		–	–		–	(0.01)
Preferred shares offering costs/ underwriting discounts charged to paid-in capital in excess of par			–	–		–	(0.09)
Total capital share transactions	–		–	–		–	(0.10)
Net asset value, end of period	$14.31		$15.19	$15.02		$15.02	$15.45
Market price, end of period	$14.57		$15.96	$15.07		$14.08	$14.78
Total Investment Return (1)	(4.01)%		19.29%	18.35%		8.81%	7.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$1,660,664		$1,756,273	$1,720,103		$1,716,259	$1,765,102
Ratio of expenses to average net assets including interest expense (2)(3)	1.61	%(4)	1.55%	1.28%		1.26%	1.18	%(4)
Ratio of expenses to average net assets excluding interest expense (2)(3)	1.30	%(4)	1.28%	1.27%		1.26%	1.18	%(4)
Ratio of net investment income to average net assets (2)	12.02	%(4)	11.29%	11.02%		10.68%	9.34	%(4)
Preferred shares asset coverage per share	$71,092		$73.758	$72,762		$72,662	$74,024
Portfolio turnover	11%		53%	65%		40%	73%

*	Commencement of operations.
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(a)	Less then $0.005 per common share.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(o) in Notes to Financial Statements).
(4)	Annualized.

24 PIMCO High Income Fund Semi-Annual Report | 9.30.07 | See accompanying Notes to Financial Statements

PIMCO High Income Fund	Matters Relating to the Trustees Consideration of the Investment Management and Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“Independent”) Trustees, voting separately, approve the Fund’s Management Agreement (the “Advisory Agreement”) with the Investment Manager and Portfolio Management Agreement (the “Sub-Advisory Agreement”, and together with the Advisory Agreement, the “Agreements”) between the Investment Manager and the Sub-Adviser. The Trustees met on June 13, 2007 (the “contract review meeting”) for the specific purpose of considering whether to approve the Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the Fund’s Advisory Agreement and the Sub-Advisory Agreement should be approved for a one-year period commencing July 1, 2007.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager and the Sub-Adviser under the Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Analytical Services Inc. (“Lipper Inc.”) on the total return investment performance (based on net assets) of the Fund for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives identified by Lipper Inc., (ii) information provided by Lipper Inc. on the Fund’s management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper Inc., (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, including institutional separate accounts and other clients, (iv) the profitability to the Investment Manager from its relationship with the Fund for the twelve months ended March 31, 2007, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Fund, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Fund.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Fund; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Fund; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Fund; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Fund in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Fund given their investment objectives and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Lipper Inc., the Trustees also reviewed the Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper Inc. In the course of their

9.30.07 | PIMCO High Income Fund Semi-Annual Report 25

PIMCO High Income Fund	Matters Relating to the Trustees Consideration of the Investment Management and Portfolio Management Agreements (unaudited) (continued)

deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.

In assessing the reasonableness of the Fund’s fees under the Agreements, the Trustees considered, among other information, the Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper Inc.

The Trustees specifically took note of how the Fund compared to its Lipper Inc. peers as to performance and total expense ratio. The Trustees noted that while the Fund was not charged a separate administration fee, it was not clear whether the peer funds in the Lipper Inc. categories were charged such a fee by their investment managers. Thus, the Trustees, at the recommendation of the Investment Manager, considered the total expenses of the Fund compared to the total expenses of the peer funds, recognizing that the fees for management and administrative services would be subsumed within the total expense ratio.

The Trustees noted that the Fund significantly outperformed its peer group’s median and low returns but had underperformed its peer group’s high returns for the one-year and three-year periods ended March 31, 2007. The Trustees also noted that the Fund’s expense ratio was below the high and the median for its peer group but was above the low for its peer group.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and the Sub-Adviser’s responses and efforts relating to investment performance and the comparative positioning of the Fund with respect to the management fee paid to the Investment Manager.

The Trustees also considered the management fees charged by the Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Fund. Regarding the institutional separate accounts, they noted that the management fees paid by the Fund is generally higher than the fees paid by these other clients of the Sub-Adviser, but were advised that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Fund is also relatively higher, due in part to the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Fund is generally higher than the fees paid by the open-end funds but were advised that there are additional portfolio management challenges in managing the Fund, such as the use of leverage and meeting a regular dividend.

The Trustees also took into account that the Fund has preferred shares outstanding, which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on either the Fund’s new assets or total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding but not deducting any liabilities connected to the leverage). In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Fund to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on the one hand, and the Fund’s common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that the Fund’s use of leverage through preferred shares continues to be appropriate and in the interests of the Fund’s common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the profitability of the Investment Manager from its relationship with the Fund and determined that such profitability was not excessive.

The Trustees also took into account that, as closed-end investment companies, the Fund did not currently intend to raise additional assets, so the assets of the Fund will grow (if at all) only through the investment performance of the Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Fund.

26 PIMCO High Income Fund Semi-Annual Report | 9.30.07

PIMCO High Income Fund	Matters Relating to the Trustees Consideration of the Investment Management and Portfolio Management Agreements (unaudited) (continued)

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Fund.

Portfolio Management Update (unaudited)

Effective May 1, 2007, Mark Hudoff, who has been part of the Fund’s portfolio management team since inception (April 2003), assumed Mr. Ray Kennedy’s role as the Fund’s lead portfolio manager. Mr. Hudoff, an Executive Vice President at the Sub-Adviser, has over 17 years of investment experience and joined the Sub-Adviser in 1996. He was previously associated with BCA where he worked as a fixed income strategist.

Investment Policy Change (unaudited)

The Sub-Adviser’s prior policy of uniformly treating certain interests in bank loan as illiquid investments has been modified. The Fund has adopted policies pursuant to which the Sub-Adviser may determine that bank loan interests are liquid, which will be followed for purposes of determining compliance with the Fund’s investment restriction relating to investments in illiquid securities. Substantially all of the bank loan interests held by the Fund have been and will continue to be treated as liquid investments under the new policies.

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28 PIMCO High Income Fund Semi-Annual Report | 9.30.07

Trustees and Principal Officers

Hans W. Kertess	Brian S. Shlissel
Trustee, Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
Robert E. Connor	Thomas J. Fuccillo
Trustee	Vice President, Secretary & Chief Legal Officer
John J. Dalessandro II	Scott Whisten
Trustee	Assistant Treasurer
John C. Maney	Youse E. Guia
Trustee	Chief Compliance Officer
William B. Ogden, IV	William V. Healey
Trustee	Assistant Secretary
R. Peter Sullivan III	Richard H. Kirk
Trustee	Assistant Secretary
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO High Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the record of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com/closedendfunds.

On January 8, 2007, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund’s shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments in included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

PERIOD	TOTAL NUMBER OF SHARES PURCHASED	AVERAGE PRICE PAID PER SHARE	TOTAL NUMBER OF SHARES PURCHASED AS PART OF PUBLICLY ANNOUNCED PLANS OR PROGRAMS	MAXIMUM NUMBER OF SHARES THAT MAY YET BE PURCHASED UNDER THE PLANS OR PROGRAMS
April 2007	N/A	15.190	73,527	N/A
May 2007	N/A	15.419	71,168	N/A
June 2007	N/A	15.571	70,838	N/A
July 2007	N/A	14.659	74,183	N/A
August 2007	N/A	13.510	79,699	N/A
September 2007	N/A	13.880	78,705	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a)                                  The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.3a-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)                                 There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(c)) under the Act (17 CFR 270.3a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)	(1)	Exhibit 99.302 CERT – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)		Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PIMCO High Income Fund

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date	December 5, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date	December 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President and Chief Executive Officer
Date	December 5, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date	December 5, 2007